Putnam Sustainable Future ETF
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value
Banks (0.9%)
First Republic Bank/CA	517	$65,974

		65,974
Biotechnology (5.7%)
Ascendis Pharma A/S ADR (Denmark)(NON)	480	59,069
Compass Pathways PLC ADR (United Kingdom)(NON)	3,296	33,949
Exact Sciences Corp.(NON)	1,751	78,707
Immunocore Holdings PLC ADR (United Kingdom)(NON)	608	38,188
Regeneron Pharmaceuticals, Inc.(NON)	219	164,622
Twist Bioscience Corp.(NON)	1,430	39,111

		413,646
Building products (0.8%)
Advanced Drainage Systems, Inc.	624	60,690

		60,690
Capital markets (3.2%)
MSCI, Inc.	448	227,508

		227,508
Chemicals (1.9%)
Ginkgo Bioworks Holdings, Inc.(NON)	15,707	31,257
Ingevity Corp.(NON)	1,380	108,013

		139,270
Commercial services and supplies (5.2%)
Casella Waste Systems, Inc. Class A(NON)	1,916	164,948
Cintas Corp.	460	212,419

		377,367
Construction and engineering (1.6%)
Quanta Services, Inc.	754	113,010

		113,010
Diversified consumer services (0.6%)
Chegg, Inc.(NON)	1,532	45,715

		45,715
Diversified telecommunication services (1.8%)
Liberty Global PLC Class C (United Kingdom)(NON)	6,207	128,361

		128,361
Electric utilities (2.6%)
NextEra Energy, Inc.	2,218	187,865

		187,865
Electrical equipment (1.9%)
Regal Beloit Corp.	441	57,820
Sunrun, Inc.(NON)	2,509	81,743

		139,563
Electronic equipment, instruments, and components (2.5%)
Trimble Inc.(NON)	2,223	132,824
Zebra Technologies Corp. Class A(NON)	162	43,785

		176,609
Food and staples retailing (1.9%)
Sprouts Farmers Market, Inc.(NON)	3,910	134,230

		134,230
Food products (2.5%)
McCormick & Co., Inc. (non-voting shares)	2,143	182,541

		182,541
Health-care equipment and supplies (6.0%)
Cooper Cos., Inc. (The)	395	124,958
Dexcom, Inc.(NON)	1,945	226,165
Edwards Lifesciences Corp.(NON)	1,021	78,872

		429,995
Health-care providers and services (1.9%)
HealthEquity, Inc.(NON)	2,170	137,752

		137,752
Health-care technology (2.1%)
Veeva Systems, Inc. Class A(NON)	790	150,384

		150,384
Hotels, restaurants, and leisure (4.1%)
Chipotle Mexican Grill, Inc.(NON)	144	234,282
Vail Resorts, Inc.	233	60,007

		294,289
Interactive media and services (1.4%)
Pinterest, Inc. Class A(NON)	4,020	102,188

		102,188
IT Services (4.1%)
Gartner, Inc.(NON)	539	188,849
Mastercard, Inc. Class A	306	109,058

		297,907
Life sciences tools and services (8.1%)
Bio-Rad Laboratories, Inc. Class A(NON)	333	138,098
Danaher Corp.	886	242,242
Thermo Fisher Scientific, Inc.	351	196,637

		576,977
Machinery (1.8%)
Federal Signal Corp.	2,713	131,825

		131,825
Mortgage real estate investment trusts (REITs) (1.4%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	3,093	100,337

		100,337
Pharmaceuticals (1.6%)
Zoetis, Inc.	737	113,601

		113,601
Professional services (1.2%)
Planet Labs PBC(NON)	16,524	89,395

		89,395
Semiconductors and semiconductor equipment (6.4%)
Applied Materials, Inc.	1,325	145,220
ASML Holding NV (NY Reg Shares) (Netherlands)	221	134,395
NVIDIA Corp.	518	87,661
SolarEdge Technologies, Inc. (Israel)(NON)	308	92,049

		459,325
Software (18.4%)
Adobe, Inc.(NON)	463	159,703
Atlassian Corp., Ltd. Class A(NON)	429	56,435
Bill.com Holdings, Inc.(NON)	582	70,084
Ceridian HCM Holding, Inc.(NON)	1,920	131,405
Crowdstrike Holdings, Inc. Class A(NON)	1,316	154,827
Dynatrace, Inc.(NON)	3,312	128,340
Palo Alto Networks, Inc.(NON)	951	161,575
Roper Technologies, Inc.	376	165,023
ServiceNow, Inc.(NON)	193	80,346
Verra Mobility Corp.(NON)	7,103	112,583
Zscaler, Inc.(NON)	761	101,555

		1,321,876
Specialty retail (0.1%)
Brilliant Earth Group, Inc. Class A(NON)	2,019	10,660

		10,660
Textiles, apparel, and luxury goods (3.7%)
Levi Strauss & Co. Class A	7,638	126,256
Lululemon Athletica, Inc. (Canada)(NON)	367	139,574

		265,830
Trading companies and distributors (1.6%)
Core & Main, Inc. Class A(NON)	5,449	113,339

		113,339

Total common stocks (cost $7,516,697)		$6,988,029

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 3.58%	213,426	$213,426

Total short-term investments (cost $213,426)		$213,426
TOTAL INVESTMENTS

Total investments (cost $7,730,123)		$7,201,455

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,204,195.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$230,549	$—	$—
Consumer discretionary	616,494	—	—
Consumer staples	316,771	—	—
Financials	393,819	—	—
Health care	1,822,355	—	—
Industrials	1,025,189	—	—
Information technology	2,255,717	—	—
Materials	139,270	—	—
Utilities	187,865	—	—

Total common stocks	6,988,029	—	—
short-term investments	213,426	—	—

Totals by level	$7,201,455	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com